Accounts Payables, Other Payables and Contract Liabilities	12 Months Ended
Mar. 31, 2026
Accounts Payables, Other Payables and Contract Liabilities [Abstract]
ACCOUNTS PAYABLES, OTHER PAYABLES AND CONTRACT LIABILITIES

NOTE 9 — ACCOUNTS PAYABLES, OTHER PAYABLES AND CONTRACT LIABILITIES

	As of March 31,
	2026	2025
	US$	US$
Accounts payable	1,530,777	1,716,216
Accrued expenses	178,397	168,170
Contract liabilities	576,284	430,735
	2,285,458	2,315,121

The Company records contract liabilities from customers when cash payments are received or due in advance of performance.